INCOME TAX (Details) - USD ($) $ in Thousands			12 Months Ended
	Dec. 22, 2017	Dec. 21, 2017	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Effective income tax rate			34.00%	54.00%	113.00%
Federal corporate income rate	21.00%	35.00%	21.00%	21.00%	21.00%
Global Intangible Low-Taxed Income				$ 2,024	$ 3,982
Net operating loss carry forwards for federal and state income tax purposes			$ 47,528	$ 40,200	$ 24,500
Excess tax benefits from share-based compensation			$ 15,992
Israel
Effective income tax rate			23.00%	23.00%	23.00%
Reduced tax rate on revenues associated with the research and development activity			16.00%